UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

PRESTIGE FINANCIAL SERVICES, INC.

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001541629

Central Index Key Number of underwriter (if applicable):    N/A

Aaron Dalton, (801) 844-2121

Name and telephone number, including area code,

of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated October 4, 2016, of KPMG LLP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by KPMG LLP pertaining to the issuer’s Series 2016-2 Automobile Receivable-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prestige Financial Services, Inc.

By:	/s/ Aaron Dalton
Name: Aaron Dalton
Title: Senior Vice President

Date: October 11, 2016

EXHIBIT INDEX

Exhibit  99.1:         Agreed-upon procedures report, dated October 4, 2016 of KPMG LLC.